UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/13

Item 1.	Schedule of Investments

Elfun Income Fund

Schedule of Investments—September 30, 2013 (Unaudited)

Bonds and Notes—99.4%†		Principal Amount	Fair Value
U.S. Treasuries—16.1%
U.S. Treasury Bonds
3.63%	08/15/43	$11,211,400	$11,081,774
4.50%	02/15/36	18,658,000	21,561,651	(a)
U.S. Treasury Notes
0.38%	08/31/15	1,857,100	1,859,277
0.88%	01/31/17	182,800	183,243	(a)
1.50%	08/31/18	12,117,700	12,198,174
1.75%	05/15/23	5,560,000	5,152,124	(a)
2.50%	08/15/23	1,151,400	1,139,706
3.13%	05/15/19	1,800	1,950
			53,177,899
Agency Mortgage Backed—28.9%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	2,091,000	2,035,162	(a)
4.50%	06/01/33 - 02/01/35	43,571	46,474	(a)
5.00%	07/01/35	310,192	335,608	(a)
5.00%	06/01/41	1,545,002	1,689,978
5.50%	05/01/20 - 04/01/39	732,776	793,925	(a)
6.00%	04/01/17 - 11/01/37	1,365,570	1,502,814	(a)
6.50%	07/01/29	2,300	2,544	(a)
7.00%	10/01/16 - 08/01/36	186,909	212,111	(a)
7.50%	11/01/29 - 09/01/33	9,233	10,224	(a)
8.00%	11/01/30	10,112	11,663	(a)
Federal National Mortgage Assoc.
2.35%	04/01/37	2,971	3,091	(b)
3.00%	01/01/43 - 06/01/43	15,851,112	15,500,014
3.50%	11/01/42 - 06/01/43	8,783,883	8,954,751
4.00%	05/01/19 - 06/01/19	133,423	141,630	(a)
4.00%	01/01/41 - 03/01/41	2,902,702	3,045,614
4.50%	05/01/18 - 02/01/40	3,439,410	3,670,425	(a)
4.50%	11/01/40 - 04/01/41	8,070,263	8,630,424
5.00%	07/01/20 - 08/01/35	503,192	549,352	(a)
5.00%	03/01/39 - 06/01/41	2,777,089	3,051,552
5.50%	03/01/14 - 04/01/38	1,578,911	1,720,203	(a)
5.50%	11/01/35 - 01/01/39	1,710,000	1,862,912
6.00%	02/01/14 - 08/01/35	2,417,879	2,675,253	(a)
6.50%	02/01/14 - 08/01/36	385,588	427,907	(a)
7.00%	10/01/16 - 02/01/34	47,080	51,127	(a)
7.50%	02/01/15 - 12/01/33	129,631	147,754	(a)
8.00%	11/01/14 - 01/01/33	42,136	47,915	(a)
8.50%	04/01/30	6,122	7,310	(a)
9.00%	12/01/17 - 12/01/22	20,203	22,458	(a)
4.00%	TBA	5,365,000	5,627,382	(c)
4.50%	TBA	805,000	859,715	(c)
5.00%	TBA	4,764,000	5,105,919	(c)
6.00%	TBA	5,492,000	6,006,875	(c)
6.50%	TBA	878,000	972,797	(c)
Government National Mortgage Assoc.
3.00%	06/20/43	967,383	957,596
3.50%	05/20/43	3,934,087	4,064,718
4.00%	01/20/41 - 04/20/43	5,350,261	5,681,039
4.50%	08/15/33 - 03/20/41	2,473,049	2,673,442	(a)

4.50%	05/20/40	373,396	404,223
5.00%	08/15/33	118,619	130,171	(a)
6.00%	04/15/27 - 09/15/36	513,933	575,400	(a)
6.50%	04/15/19 - 09/15/36	211,730	238,177	(a)
7.00%	11/15/27 - 10/15/36	139,845	158,814	(a)
7.50%	03/15/23 - 11/15/31	57,071	60,992	(a)
8.00%	09/15/27 - 06/15/30	35,479	37,694	(a)
8.50%	10/15/17	17,407	18,461	(a)
9.00%	11/15/16 - 12/15/21	41,927	45,274	(a)
3.00%	TBA	3,000,000	2,957,344	(c)
5.00%	TBA	1,167,000	1,267,836	(c)
5.50%	TBA	435,000	476,257	(c)
			95,470,321
Agency Collateralized Mortgage Obligations—1.1%
Collateralized Mortgage Obligation Trust
0.10%	11/01/18	5,076	5,068	(d,k)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,823,696	16,738	(a,b,e)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 10/15/42	4,994,331	712,640	(e)
4.50%	02/15/18 - 03/15/18	99,347	4,105	(a,e)
5.00%	05/15/18 - 10/15/18	90,770	3,731	(a,e)
5.00%	02/15/38	57,381	4,314	(e)
5.50%	06/15/33	136,114	19,810	(a,e)
6.42%	08/15/25	698,867	102,577	(b,e)
8.00%	04/15/20	3,072	3,331	(a)
Federal Home Loan Mortgage Corp. STRIPS
2.22%	08/01/27	2,170	1,989	(a,d,k)
8.00%	02/01/23 - 07/01/24	8,174	1,583	(a,e)
Federal National Mortgage Assoc. REMIC
1.05%	12/25/22	5,682	5,527	(a,d,k)
1.23%	12/25/42	437,175	20,697	(a,b,e)
2.50%	05/25/43	885,300	875,933
3.50%	08/25/42 - 09/25/42	3,492,885	535,181	(e)
4.00%	03/25/43	2,236,511	385,803	(e)
5.00%	08/25/17 - 09/25/40	1,183,596	126,160	(e)
5.00%	10/25/22 - 02/25/32	68,688	1,643	(a,e)
5.82%	07/25/38	252,164	31,373	(b,e)
8.00%	05/25/22	12	283	(a,e)
Federal National Mortgage Assoc. STRIPS
1.78%	12/01/34	157,631	146,655	(a,d,k)
4.50%	08/01/35 - 01/01/36	328,243	50,742	(a,e)
5.00%	03/25/38 - 05/25/38	196,632	29,866	(e)
5.50%	12/01/33	43,181	7,370	(e)
6.00%	01/01/35	162,780	28,636	(a,e)
7.50%	11/01/23	25,594	3,852	(a,e)
8.00%	08/01/23 - 07/01/24	15,981	2,934	(a,e)
8.50%	03/01/17 - 07/25/22	13,740	1,737	(a,e)
9.00%	05/25/22	5,455	1,092	(a,e)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	2,104,118	246,298	(e)
5.00%	12/20/35 - 09/20/38	1,481,199	144,330	(e)
			3,521,998
Asset Backed—0.4%
Capital One Multi-Asset Execution Trust 2006-B1
0.46%	01/15/19	500,000	493,138	(a,b)
Chase Funding Mortgage Loan Asset-Backed Certificates 2004-1
3.99%	11/25/33	380,451	391,044	(a)

Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	150,000	148,614	(a)
Hertz Vehicle Financing LLC 2010-1A
5.02%	02/25/15	391,667	395,304	(a,f)
			1,428,100
Corporate Notes—43.1%
AAR Corp.
7.25%	01/15/22	401,000	418,042	(f)
ABB Finance USA Inc.
1.63%	05/08/17	392,000	392,481
AbbVie Inc.
1.75%	11/06/17	372,000	368,946
2.00%	11/06/18	730,000	716,779
2.90%	11/06/22	241,000	225,386
Actavis Inc.
3.25%	10/01/22	576,000	540,006	(a)
AES Corp.
8.00%	10/15/17	401,000	461,150
AES Panama S.A.
6.35%	12/21/16	287,000	298,556	(f)
Agilent Technologies Inc.
5.50%	09/14/15	347,000	376,159	(a)
Agrium Inc.
3.50%	06/01/23	419,000	395,657
4.90%	06/01/43	629,000	570,495
Altria Group Inc.
2.95%	05/02/23	210,000	191,533
4.50%	05/02/43	210,000	181,621
Amazon.com Inc.
1.20%	11/29/17	370,000	361,444
2.50%	11/29/22	405,000	369,100
America Movil SAB de C.V.
2.38%	09/08/16	1,148,000	1,167,286	(a)
American Axle & Manufacturing Inc.
6.25%	03/15/21	279,000	287,370
7.75%	11/15/19	81,000	90,315
American Express Co.
2.65%	12/02/22	318,000	292,072
American International Group Inc.
3.38%	08/15/20	428,000	428,261
4.88%	06/01/22	206,000	220,989	(a)
American Seafoods Group LLC
10.75%	05/15/16	385,000	400,400	(f)
American Tower Corp. (REIT)
3.40%	02/15/19	428,000	423,030
3.50%	01/31/23	203,000	178,194
American Tower Trust I (REIT)
1.55%	03/15/43	627,000	611,331	(a,f)
Amsted Industries Inc.
8.13%	03/15/18	239,000	253,340	(a,f)
Anadarko Petroleum Corp.
6.20%	03/15/40	437,000	489,773
Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	212,000	197,436	(a)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	799,000	739,168
5.38%	11/15/14	228,000	240,322	(a)

Archer-Daniels-Midland Co.
4.02%	04/16/43	234,000	205,798
Arizona Public Service Co.
6.25%	08/01/16	358,000	406,246	(a)
Ascension Health
4.85%	11/15/53	326,000	320,824
Ashland Inc.
3.00%	03/15/16	399,000	403,987
3.88%	04/15/18	379,000	374,262
AT&T Inc.
0.88%	02/13/15	377,000	377,919
4.35%	06/15/45	1,046,000	863,418
Atlas Pipeline Finance Corp.
4.75%	11/15/21	160,000	144,600	(f)
Autodesk Inc.
1.95%	12/15/17	400,000	392,064
Banco de Costa Rica
5.25%	08/12/18	200,000	202,600	(f)
Banco de Reservas de LA Republica Dominicana
7.00%	02/01/23	150,000	142,500	(f)
Banco del Estado de Chile
2.00%	11/09/17	150,000	146,350
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	200,000	203,000	(f)
Banco Latinoamericano de Comercio Exterior S.A.
3.75%	04/04/17	300,000	301,500	(f)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	100,000	103,769	(b,f)
Bank of America Corp.
2.00%	01/11/18	533,000	524,179	(a)
3.30%	01/11/23	680,000	636,997	(a)
3.88%	03/22/17	418,000	444,581	(a)
4.10%	07/24/23	353,000	350,806
5.75%	12/01/17	570,000	643,007	(a)
Barclays Bank PLC
2.25%	05/10/17	1,186,000	1,223,833	(a,f)
Barrick Gold Corp.
2.50%	05/01/18	210,000	200,245
4.10%	05/01/23	423,000	372,493
Baxter International Inc.
3.20%	06/15/23	799,000	779,578
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	269,000	261,266	(a)
Berkshire Hathaway Inc.
1.55%	02/09/18	419,000	414,987
4.50%	02/11/43	419,000	390,447
BHP Billiton Finance USA Ltd.
2.05%	09/30/18	212,000	212,304
3.85%	09/30/23	212,000	213,625
5.00%	09/30/43	212,000	215,920
Bombardier Inc.
4.25%	01/15/16	160,000	166,000	(f)
7.75%	03/15/20	299,000	337,870	(a,f)
BP Capital Markets PLC
1.38%	05/10/18	632,000	613,089
2.25%	11/01/16	159,000	163,660	(a)
2.50%	11/06/22	861,000	778,889	(a)
2.75%	05/10/23	421,000	384,514

Brocade Communications Systems Inc.
4.63%	01/15/23	402,000	370,845	(f)
Burlington Northern Santa Fe LLC
3.85%	09/01/23	428,000	429,120
Caixa Economica Federal
2.38%	11/06/17	150,000	140,250
Calpine Corp.
7.25%	10/15/17	430,000	446,125	(a,f)
Cargill Inc.
6.00%	11/27/17	247,000	284,664	(a,f)
Carnival Corp.
1.20%	02/05/16	419,000	416,370	(a)
Case New Holland Inc.
7.88%	12/01/17	214,000	248,775	(a)
Caterpillar Financial Services Corp.
1.25%	11/06/17	259,000	254,213
Caterpillar Inc.
1.50%	06/26/17	450,000	447,570	(a)
Catholic Health Initiatives
2.95%	11/01/22	203,000	188,557
4.35%	11/01/42	130,000	117,658
Cedar Fair LP
5.25%	03/15/21	159,000	151,845	(f)
Celgene Corp.
2.30%	08/15/18	214,000	213,902
Central American Bank for Economic Integration
5.38%	09/24/14	380,000	394,482	(a,f)
Cequel Capital Corp.
5.13%	12/15/21	401,000	377,942	(f)
Chesapeake Energy Corp.
3.25%	03/15/16	400,000	401,500
Cigna Corp.
2.75%	11/15/16	372,000	386,406
4.00%	02/15/22	583,000	595,279	(a)
Cincinnati Bell Inc.
8.25%	10/15/17	398,000	414,716	(a)
Citigroup Inc.
1.25%	01/15/16	400,000	399,694
1.75%	05/01/18	419,000	406,376	(a)
3.50%	05/15/23	506,000	456,613
5.00%	09/15/14	666,000	691,104	(a)
6.13%	08/25/36	227,000	228,463	(a)
6.68%	09/13/43	330,000	355,374
CityCenter Holdings LLC
7.63%	01/15/16	488,000	511,180	(a)
Cliffs Natural Resources Inc.
4.88%	04/01/21	195,000	183,966
CME Group Inc.
5.30%	09/15/43	212,000	218,682
CNA Financial Corp.
5.88%	08/15/20	326,000	375,949
CNH Capital LLC
3.88%	11/01/15	239,000	246,170
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	200,000	205,585	(f)

Cogeco Cable Inc.
4.88%	05/01/20	400,000	382,000	(f)
Columbus International, Inc.
11.50%	11/20/14	100,000	107,500	(f)
Comcast Corp.
4.50%	01/15/43	313,000	294,456
Commonwealth Bank of Australia
0.75%	01/13/17	547,000	545,687	(f)
Constellation Brands Inc.
7.25%	09/01/16	400,000	455,000	(a)
Corp Andina de Fomento
4.38%	06/15/22	372,000	370,588
Corp Lindley S.A.
4.63%	04/12/23	144,000	130,320	(f)
Corp Nacional del Cobre de Chile
4.25%	07/17/42	222,000	182,889	(f)
5.63%	09/21/35	76,000	76,891	(f)
Corporate Office Properties LP (REIT)
3.60%	05/15/23	610,000	552,919
COX Communications Inc.
2.95%	06/30/23	846,000	730,221	(a,f)
3.25%	12/15/22	149,000	132,314	(f)
4.70%	12/15/42	92,000	74,509	(f)
Credit Suisse AG
2.60%	05/27/16	405,000	421,969	(f)
Crown Castle Towers LLC
6.11%	01/15/40	189,000	213,771	(f)
Daimler Finance North America LLC
1.88%	01/11/18	395,000	391,069	(f)
2.38%	08/01/18	325,000	325,517	(f)
Dana Holding Corp.
5.38%	09/15/21	158,000	155,235
DaVita Healthcare Partners Inc.
6.38%	11/01/18	358,000	375,900	(a)
DCP Midstream Operating LP
3.88%	03/15/23	627,000	570,519
Denbury Resources Inc.
6.38%	08/15/21	304,000	323,000	(a)
8.25%	02/15/20	231,000	253,523	(a)
DENTSPLY International Inc.
2.75%	08/15/16	295,000	303,846	(a)
Deutsche Bank AG
4.30%	05/24/28	630,000	568,990	(b)
Diageo Capital PLC
1.13%	04/29/18	419,000	404,670	(a)
Diageo Investment Corp.
2.88%	05/11/22	556,000	534,883	(a)
DigitalGlobe Inc.
5.25%	02/01/21	399,000	381,045	(a,f)
DIRECTV Holdings LLC
3.80%	03/15/22	527,000	491,875
5.15%	03/15/42	401,000	341,166
Dominion Resources Inc.
1.95%	08/15/16	783,000	798,965	(a)

DPL Inc.
7.25%	10/15/21	23,000	23,518
DR Horton Inc.
4.38%	09/15/22	281,000	255,710
Duke Energy Corp.
1.63%	08/15/17	371,000	369,552
3.05%	08/15/22	202,000	191,159	(a)
Eagle Spinco Inc.
4.63%	02/15/21	160,000	153,600	(f)
Eastman Chemical Co.
2.40%	06/01/17	744,000	754,720
Eaton Corp.
1.50%	11/02/17	556,000	548,175	(a,f)
2.75%	11/02/22	453,000	422,147	(a,f)
eBay Inc.
1.35%	07/15/17	260,000	258,193
2.60%	07/15/22	235,000	218,489
4.00%	07/15/42	222,000	187,648
Ecopetrol S.A.
7.38%	09/18/43	170,000	184,025
7.63%	07/23/19	145,000	171,463
EDC Finance Ltd.
4.88%	04/17/20	200,000	191,000	(f)
Edwards Lifesciences Corp.
2.88%	10/15/18	297,000	295,831	(c)
EMC Corp.
1.88%	06/01/18	420,000	418,420
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	521,000	532,722	(f)
Empresa Nacional del Petroleo
4.75%	12/06/21	256,000	251,778	(f)
Energy Transfer Equity LP
7.50%	10/15/20	269,000	287,830
Energy Transfer Partners LP
3.60%	02/01/23	816,000	760,093
6.50%	02/01/42	344,000	363,146
Enterprise Products Operating LLC
4.45%	02/15/43	253,000	223,817
Erickson Air-Crane Inc.
8.25%	05/01/20	397,000	388,564	(f)
Eskom Holdings SOC Ltd.
6.75%	08/06/23	200,000	205,540	(f)
European Investment Bank
0.88%	12/15/14	850,000	856,179
4.88%	01/17/17	850,000	955,570	(a)
Exelon Corp.
4.90%	06/15/15	505,000	536,565
Export Credit Bank of Turkey
5.38%	11/04/16	525,000	540,750	(f)
Export-Import Bank of Malaysia Bhd
2.88%	12/14/17	200,000	201,458
Express Scripts Holding Co.
2.65%	02/15/17	599,000	617,545
3.13%	05/15/16	796,000	833,166
Flextronics International Ltd.
4.63%	02/15/20	160,000	155,200

Florida Power & Light Co.
4.13%	02/01/42	222,000	207,992	(a)
FMG Resources August 2006 Pty Ltd.
7.00%	11/01/15	160,000	164,800	(f)
Ford Motor Credit Company LLC
5.88%	08/02/21	530,000	589,163
Forest Oil Corp.
7.25%	06/15/19	358,000	358,000	(a)
Freeport-McMoRan Copper & Gold Inc.
2.38%	03/15/18	595,000	575,035	(a,f)
5.45%	03/15/43	522,000	467,876	(a,f)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	173,000	177,758	(a,f)
Frontier Communications Corp.
7.13%	03/15/19	354,000	375,682
Gas Natural de Lima y Callao S.A.
4.38%	04/01/23	200,000	180,500	(f)
Gazprom OAO Via Gaz Capital S.A.
6.21%	11/22/16	200,000	219,020	(f)
Genworth Holdings Inc.
4.90%	08/15/23	214,000	214,862
7.70%	06/15/20	189,000	222,826
GeoPark Latin America Limited Agencia en Chile
7.50%	02/11/20	200,000	199,500	(f)
Georgian Railway JSC
7.75%	07/11/22	200,000	209,000	(f)
Glencore Funding LLC
2.50%	01/15/19	609,000	570,861	(f)
4.13%	05/30/23	210,000	194,264	(f)
Globo Comunicacao e Participacoes S.A.
6.25%	07/29/49	100,000	104,000	(a,f,g)
Goldman Sachs Capital I
6.35%	02/15/34	205,000	198,463
Great Plains Energy Inc.
4.85%	06/01/21	403,000	430,402	(a)
GTL Trade Finance Inc.
7.25%	10/20/17	359,000	396,695	(a)
GXS Worldwide Inc.
9.75%	06/15/15	280,000	287,700	(a)
Hartford Financial Services Group Inc.
6.63%	03/30/40	264,000	315,968
Hawk Acquisition Sub Inc.
4.25%	10/15/20	399,000	380,546	(f)
HCA Inc.
6.50%	02/15/20	309,000	334,879	(a)
Heineken N.V.
1.40%	10/01/17	573,000	563,342	(f)
Hexion US Finance Corp.
6.63%	04/15/20	481,000	481,000
Hilton Worldwide Finance LLC
5.63%	10/15/21	390,000	390,975	(c,f)
Host Hotels & Resorts LP (REIT)
3.75%	10/15/23	523,000	484,113	(a)
Hughes Satellite Systems Corp.
6.50%	06/15/19	356,000	376,470
Huntsman International LLC
4.88%	11/15/20	399,000	378,052

Hyundai Capital America
1.63%	10/02/15	371,000	371,594	(f)
2.13%	10/02/17	189,000	188,535	(f)
iGATE Corp.
9.00%	05/01/16	400,000	429,000
Industry & Construction Bank St Petersburg OJSC Via
5.01%	09/29/15	400,000	408,000	(b)
ING Bank N.V.
5.80%	09/25/23	503,000	508,028	(f)
ING U.S. Inc.
5.70%	07/15/43	386,000	383,132	(f)
Ingersoll-Rand Global Holding Company Ltd.
2.88%	01/15/19	217,000	216,309	(f)
4.25%	06/15/23	303,000	300,910	(f)
Ingles Markets Inc.
5.75%	06/15/23	800,000	772,000	(f)
Instituto Costarricense de Electricidad
6.38%	05/15/43	52,000	44,720	(f)
6.95%	11/10/21	200,000	205,500	(a,f)
Invesco Finance PLC
3.13%	11/30/22	573,000	532,042
JB Poindexter & Company Inc.
9.00%	04/01/22	120,000	126,000	(a,f)
Jefferies Group Inc.
5.13%	01/20/23	168,000	169,319	(a)
6.50%	01/20/43	140,000	138,501	(a)
John Deere Capital Corp.
3.15%	10/15/21	308,000	307,191
JPMorgan Chase & Co.
3.20%	01/25/23	838,000	783,964	(a)
3.38%	05/01/23	209,000	189,535
5.15%	12/29/49	211,000	184,625	(a,b)
5.63%	08/16/43	214,000	212,550
6.00%	12/29/49	215,000	201,563	(b)
KazAgro National Management Holding JSC
4.63%	05/24/23	200,000	182,000	(f)
Kazakhstan Temir Zholy Finance BV
6.38%	10/06/20	200,000	219,000	(a,f)
KazMunayGas National Company JSC
9.13%	07/02/18	100,000	122,500	(f)
11.75%	01/23/15	100,000	111,625	(f)
KFW
2.00%	10/04/22	929,000	864,093	(a)
4.50%	07/16/18	238,000	269,844	(a)
Kinder Morgan Energy Partners LP
2.65%	02/01/19	214,000	212,527
3.50%	09/01/23	507,000	472,695	(a)
4.15%	02/01/24	643,000	630,935
Kinross Gold Corp.
6.88%	09/01/41	252,000	221,213	(a)
Korea National Oil Corp.
2.88%	11/09/15	278,000	286,019	(a,f)
3.13%	04/03/17	396,000	407,066	(a,f)
Kraft Foods Group Inc.
1.63%	06/04/15	248,000	251,864	(a)
2.25%	06/05/17	394,000	401,825	(a)
5.00%	06/04/42	335,000	331,856	(a)

Kratos Defense & Security Solutions Inc.
10.00%	06/01/17	696,000	756,900	(a)
Levi Strauss & Co.
7.63%	05/15/20	361,000	388,977	(a)
Liberty Mutual Group Inc.
4.25%	06/15/23	434,000	423,284	(a,f)
Linn Energy LLC
6.75%	11/01/19	444,000	418,470	(a,f)
8.63%	04/15/20	295,000	304,956	(a)
Lowe’s Companies Inc.
5.00%	09/15/43	212,000	213,563
LYB International Finance BV
4.00%	07/15/23	216,000	214,139	(a)
5.25%	07/15/43	216,000	212,406
Majapahit Holding BV
7.25%	06/28/17	400,000	439,000	(a,f)
7.75%	10/17/16	350,000	385,875	(a,f)
Marsh & McLennan Companies Inc.
4.05%	10/15/23	297,000	297,783
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	137,730	(a)
Merck & Company Inc.
2.80%	05/18/23	632,000	597,726	(a)
4.15%	05/18/43	252,000	233,287	(a)
MetroPCS Wireless Inc.
6.25%	04/01/21	241,000	242,205	(a,f)
Microsoft Corp.
2.38%	05/01/23	840,000	761,900	(a)
MidAmerican Energy Holdings Co.
6.13%	04/01/36	330,000	369,170	(a)
MIE Holdings Corp.
9.75%	05/12/16	200,000	205,000	(a,f)
Morgan Stanley
2.13%	04/25/18	231,000	225,144	(a)
4.75%	03/22/17	271,000	292,604	(a)
4.88%	11/01/22	556,000	556,292	(a)
5.55%	04/27/17	840,000	930,838	(a)
Mylan Inc.
2.60%	06/24/18	757,000	755,661	(a,f)
7.88%	07/15/20	436,000	497,505	(a,f)
Nabors Industries Inc.
5.10%	09/15/23	318,000	323,019	(f)
National Agricultural Cooperative Federation
4.25%	01/28/16	231,000	243,878	(a,f)
Nationwide Financial Services Inc.
5.38%	03/25/21	416,000	445,234	(a,f)
NCL Corp. Ltd.
5.00%	02/15/18	222,000	221,445	(a,f)
Newfield Exploration Co.
5.63%	07/01/24	330,000	319,275	(a)
5.75%	01/30/22	358,000	357,105	(a)
News America Inc.
4.00%	10/01/23	170,000	170,177	(f)
5.40%	10/01/43	106,000	106,126	(f)
6.65%	11/15/37	248,000	281,779	(a)
Nexen Inc.
6.40%	05/15/37	274,000	300,520	(a)

NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	711,000	732,141
Nomura Holdings Inc.
2.00%	09/13/16	502,000	503,517	(a)
Northeast Utilities
1.45%	05/01/18	421,000	410,202	(a)
Northrop Grumman Corp.
1.75%	06/01/18	554,000	543,742	(a)
4.75%	06/01/43	210,000	198,140	(a)
Novartis Capital Corp.
2.40%	09/21/22	446,000	415,482	(a)
NYSE Euronext
2.00%	10/05/17	560,000	560,652	(a)
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%	06/30/21	185,000	188,238	(a,f)
Odebrecht Offshore Drilling Finance Ltd.
6.75%	10/01/22	318,000	325,950	(f)
Omnicom Group Inc.
3.63%	05/01/22	324,000	310,752	(a)
Oracle Corp.
1.20%	10/15/17	609,000	598,123	(a)
3.63%	07/15/23	302,000	301,194
Pacific Gas & Electric Co.
6.05%	03/01/34	369,000	410,528	(a)
Pacific Rubiales Energy Corp.
5.13%	03/28/23	300,000	268,875	(a,f)
PacifiCorp
6.25%	10/15/37	8,000	9,680
Petrobras Global Finance BV
3.00%	01/15/19	637,000	599,048	(a)
Petrobras International Finance Co.
3.50%	02/06/17	602,000	611,301	(a)
3.88%	01/27/16	159,000	164,054	(a)
Petroleos Mexicanos
3.50%	07/18/18 - 01/30/23	860,000	826,233
4.88%	01/18/24	335,000	335,000
5.50%	01/21/21 - 06/27/44	234,000	238,218
6.00%	03/05/20	150,000	166,500	(a)
6.50%	06/02/41	71,000	73,583
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	337,500	359,437
Petronas Capital Ltd.
7.88%	05/22/22	100,000	126,904	(f)
Philip Morris International Inc.
2.50%	05/16/16	403,000	418,441	(a)
4.13%	03/04/43	209,000	184,726	(a)
Plains Exploration & Production Co.
6.50%	11/15/20	204,000	218,876	(a)
Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	167,000	195,808
7.39%	12/02/24	100,000	120,000	(a,f)
Prudential Financial Inc.
5.20%	03/15/44	134,000	121,538	(a,b)
5.63%	05/12/41	198,000	211,401	(a)
5.63%	06/15/43	257,000	242,063	(a,b)
Public Service Electric & Gas Co.
2.38%	05/15/23	632,000	578,875	(a)

Range Resources Corp.
5.75%	06/01/21	358,000	375,900	(a)
Realty Income Corp. (REIT)
4.65%	08/01/23	432,000	438,079	(a)
Republic of Angola Via Northern Lights III BV
7.00%	08/16/19	399,000	427,927
Revlon Consumer Products Corp.
5.75%	02/15/21	962,000	925,925	(a,f)
Rockies Express Pipeline LLC
3.90%	04/15/15	107,000	106,465	(a,f)
Rogers Communications Inc.
5.45%	10/01/43	329,000	326,027	(c)
Roper Industries Inc.
2.05%	10/01/18	629,000	616,960	(a)
Rowan Companies Inc.
5.40%	12/01/42	247,000	223,179	(a)
Royal Bank of Canada
1.20%	09/19/18	663,000	655,135	(a)
Royal Bank of Scotland Group PLC
6.40%	10/21/19	515,000	588,558	(a)
RSI Home Products Inc.
6.88%	03/01/18	399,000	411,967	(a,f)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.75%	05/29/18	400,000	450,000	(a,f)
Russian Railways via RZD Capital PLC
5.74%	04/03/17	325,000	346,937
Sabine Pass Liquefaction LLC
5.63%	02/01/21	260,000	254,475	(a,f)
Sanofi
1.25%	04/10/18	422,000	411,975	(a)
Santander Holdings USA Inc.
3.45%	08/27/18	428,000	437,107
SCF Capital Ltd.
5.38%	10/27/17	600,000	606,540	(a,f)
Schaeffler Holding Finance BV
6.88%	08/15/18	240,000	251,400	(f,h)
Schlumberger Investment S.A.
2.40%	08/01/22	557,000	511,712	(a,f)
Seagate HDD Cayman
4.75%	06/01/23	160,000	154,000	(a,f)
7.00%	11/01/21	43,000	47,730
Service Corporation International
4.50%	11/15/20	279,000	265,050	(a)
Shell International Finance BV
3.40%	08/12/23	642,000	634,702
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	200,000	200,992	(a,f)
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	336,000	305,138	(a,f)
Sinopec Group Overseas Development 2012 Ltd.
2.75%	05/17/17	395,000	402,663	(a,f)
Smurfit Kappa Acquisitions
4.88%	09/15/18	440,000	440,000	(a,f)
Sprint Corp.
7.25%	09/15/21	235,000	237,350	(f)

State Grid Overseas Investment 2013 Ltd.
1.75%	05/22/18	253,000	246,698	(a,f)
3.13%	05/22/23	200,000	186,308	(a,f)
State Oil Company of the Azerbaijan Republic
5.45%	02/09/17	200,000	211,250
SunTrust Bank
2.75%	05/01/23	315,000	286,338	(a)
Talisman Energy Inc.
6.25%	02/01/38	376,000	381,058	(a)
Teck Resources Ltd.
5.40%	02/01/43	315,000	275,306	(a)
Telefonica Emisiones SAU
3.19%	04/27/18	261,000	257,526	(a)
4.57%	04/27/23	144,000	138,093	(a)
Tenet Healthcare Corp.
4.75%	06/01/20	158,000	152,075
Textron Inc.
6.20%	03/15/15	334,000	356,806	(a)
The Allstate Corp.
5.75%	08/15/53	235,000	229,125	(b)
The Bank of New York Mellon Corp.
4.50%	12/29/49	648,000	560,520	(b)
The Coca-Cola Co.
3.30%	09/01/21	442,000	452,296
The Gap Inc.
5.95%	04/12/21	257,000	284,757
The Goldman Sachs Group Inc.
2.38%	01/22/18	501,000	497,447
2.90%	07/19/18	394,000	397,165
3.63%	01/22/23	403,000	385,372
6.75%	10/01/37	406,000	423,716
The Hertz Corp.
4.25%	04/01/18	277,000	272,153	(a,f)
The Home Depot Inc.
2.25%	09/10/18	637,000	643,752
3.75%	02/15/24	212,000	214,553
4.88%	02/15/44	212,000	213,772
The Korea Development Bank
3.25%	03/09/16	380,000	394,767	(a)
4.00%	09/09/16	220,000	234,517	(a)
The McClatchy Co.
9.00%	12/15/22	409,000	431,495
The Potomac Edison Co.
5.35%	11/15/14	245,000	257,155	(a)
The Southern Co.
2.45%	09/01/18	513,000	517,987
The Williams Companies Inc.
3.70%	01/15/23	734,000	662,903	(a)
Time Warner Cable Inc.
4.50%	09/15/42	262,000	191,564	(a)
Tops Holding Corp.
8.88%	12/15/17	803,000	879,285	(a,f)
Total Capital Canada Ltd.
1.45%	01/15/18	399,000	393,693	(a)
Total Capital International S.A.
1.55%	06/28/17	1,007,000	1,012,121	(a)

Transnet SOC Ltd.
4.50%	02/10/16	519,000	535,219	(a,f)
Transocean Inc.
3.80%	10/15/22	167,000	157,246	(a)
6.50%	11/15/20	104,000	116,090	(a)
tw telecom holdings inc.
6.38%	09/01/23	157,000	156,215	(f)
U.S. Bancorp
3.44%	02/01/16	645,000	674,086	(a)
Union Bank NA
2.63%	09/26/18	475,000	479,484
Unit Corp.
6.63%	05/15/21	400,000	410,000	(a)
United Rentals North America Inc.
5.75%	07/15/18	399,000	418,950	(a)
Vail Resorts Inc.
6.50%	05/01/19	563,000	596,780	(a)
Vale Overseas Ltd.
6.25%	01/11/16	232,000	256,495	(a)
Valeant Pharmaceuticals International
6.38%	10/15/20	400,000	416,000	(a,f)
Valero Energy Corp.
6.63%	06/15/37	184,000	199,851
Verizon Communications Inc.
2.45%	11/01/22	425,000	376,839
3.65%	09/14/18	425,000	447,820
5.15%	09/15/23	425,000	455,509
6.55%	09/15/43	297,000	335,294
Viacom Inc.
2.50%	12/15/16	484,000	495,945	(a)
5.85%	09/01/43	214,000	217,856
Viasystems Inc.
7.88%	05/01/19	400,000	425,000	(a,f)
Wal-Mart Stores Inc.
1.95%	12/15/18	424,000	423,163	(c)
Weatherford International Ltd.
4.50%	04/15/22	314,000	310,769	(a)
5.95%	04/15/42	297,000	284,364	(a)
6.75%	09/15/40	105,000	108,696	(a)
WellPoint Inc.
5.10%	01/15/44	428,000	416,914
Wells Fargo & Co.
1.25%	07/20/16	452,000	452,198
3.45%	02/13/23	713,000	667,342	(a)
Windstream Corp.
6.38%	08/01/23	400,000	366,000	(a)
Woodside Finance Ltd.
4.50%	11/10/14	699,000	723,398	(a,f)
WPX Energy Inc.
5.25%	01/15/17	399,000	420,945	(a)
Wynn Las Vegas LLC
5.38%	03/15/22	215,000	216,075	(a)
Xstrata Finance Canada Ltd.
2.70%	10/25/17	471,000	468,431	(a,f)
5.80%	11/15/16	347,264	379,358	(a,f)
Zhaikmunai LLP
7.13%	11/13/19	400,000	419,000	(a,f)

Zoetis Inc.
1.15%	02/01/16	210,000	210,845	(a,f)
1.88%	02/01/18	210,000	207,884	(a,f)
3.25%	02/01/23	357,000	339,869	(a,f)
			142,195,369
Non-Agency Collateralized Mortgage Obligations—6.5%
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	190,000	208,693
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	880,000	919,670	(b)
Banc of America Commercial Mortgage Trust 2007-4
5.93%	02/10/51	40,000	44,717	(a,b)
Banc of America Commercial Mortgage Trust 2008-1
6.40%	02/10/51	180,000	206,035	(a,b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.46%	11/10/42	390,000	412,604	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.36%	09/10/47	420,000	449,488	(b)
Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	413,535	430,866	(b)
Bear Stearns Commercial Mortgage Securities Trust 2006-PW11
5.56%	03/11/39	48,718	49,097	(a,b)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.76%	04/12/38	580,000	626,560	(b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17
5.92%	06/11/50	485,000	547,230	(b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	430,000	472,129	(b)
Citigroup Commercial Mortgage Trust 2006-C5
5.48%	10/15/49	200,000	192,111
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	220,000	231,112	(b)
COMM 2006-C8 Mortgage Trust
5.35%	12/10/46	530,000	580,958
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	170,000	175,087	(b,f)
Commercial Mortgage Trust 2007-GG9
5.48%	03/10/39	1,220,000	1,280,361
Credit Suisse Commercial Mortgage Trust 2006-C5
5.34%	12/15/39	220,000	233,237
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.25%	10/25/35	152,394	1,293	(b)
CSMC Mortgage-Backed Trust 2006-1
5.21%	02/25/36	—	—	(**,b)
GS Mortgage Securities Corp. II 2012-GC9
2.56%	11/10/45	989,648	136,260	(b,e)
GS Mortgage Securities Corp. II 2013-KYO
2.78%	11/08/29	220,000	217,812	(b,f)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	210,000	207,957	(f)
GS Mortgage Securities Trust 2006-GG8
5.59%	11/10/39	750,000	812,617
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	410,000	427,884	(a)
5.47%	08/10/44	190,000	207,060	(a,b,f)
Impac CMB Trust Series 2004-5
0.90%	10/25/34	213,613	209,041	(a,b)

JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
2.10%	12/15/47	1,283,670	140,251	(b,e)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CB11
5.34%	08/12/37	762,276	797,130	(a,b)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1
5.04%	03/15/46	250,000	259,896	(b)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	270,000	296,131
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	710,000	784,351
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB20
5.79%	02/12/51	390,000	440,343	(a,b)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LD11
6.00%	06/15/49	800,000	899,799	(b)
JP Morgan Chase Commercial Mortgage Securities Trust 2012-CBX
4.27%	06/15/45	280,000	288,759
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	125,000	125,627	(b)
LB Commercial Mortgage Trust 2007-C3
6.08%	07/15/44	420,000	467,368	(a,b)
LB-UBS Commercial Mortgage Trust 2004-C8
0.98%	12/15/39	3,008,661	19,252	(b,e,f)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	310,000	327,348
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	410,000	440,843	(a)
LB-UBS Commercial Mortgage Trust 2006-C4
6.05%	06/15/38	190,000	209,105	(a,b)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	80,573	7,107	(e)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	570,000	619,805	(a,b)
5.49%	07/12/46	190,000	183,387	(a,b)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%	07/15/46	420,000	421,420	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8
4.31%	12/15/48	260,000	215,268	(a,b,f)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	610,000	630,827	(a,b)
Morgan Stanley Capital I Trust 2006-IQ11
5.85%	10/15/42	250,000	230,754	(a,b)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	450,000	482,592	(a,b)
5.27%	10/12/52	320,000	342,864	(a,b)
Morgan Stanley Capital I Trust 2006-T23
5.99%	08/12/41	160,000	177,029	(a,b)
Morgan Stanley Capital I Trust 2007-IQ16
6.29%	12/12/49	430,000	483,267	(a,b)
Morgan Stanley Capital I Trust 2008-T29
6.46%	01/11/43	210,000	238,329	(a,b)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	190,000	203,858	(a,b,f)
Wachovia Bank Commercial Mortgage Trust 2006-C23
5.47%	01/15/45	360,000	390,210	(a,b)
Wachovia Bank Commercial Mortgage Trust 2006-C28
5.60%	10/15/48	735,000	794,567	(a,b)

Wachovia Bank Commercial Mortgage Trust 2006-C29
5.34%	11/15/48	490,000	540,053	(a)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	197,136	818
WFRBS Commercial Mortgage Trust 2011-C4
5.42%	06/15/44	210,000	209,141	(a,b,f)
WFRBS Commercial Mortgage Trust 2013-C15
4.64%	08/15/46	173,000	145,193	(b,f)
WFRBS Commercial Mortgage Trust 2013-C16
4.99%	07/15/46	290,000	246,095	(b,f)
			21,338,666
Sovereign Bonds—2.7%
Banco Nacional de Desenvolvimento Economico e Social
3.38%	09/26/16	212,000	212,636	(f)
5.50%	07/12/20	100,000	102,500	(f)
5.75%	09/26/23	200,000	200,000	(f)
Gabonese Republic
8.20%	12/12/17	277,000	311,625
Government of Chile
3.63%	10/30/42	148,000	120,250
Government of Colombia
2.63%	03/15/23	323,000	285,855
4.38%	07/12/21	200,000	206,500
Government of Croatia
6.75%	11/05/19	180,000	191,925	(f)
Government of Dominican Republic
7.50%	05/06/21	200,000	213,250	(f)
Government of El Salvador
7.65%	06/15/35	327,000	331,905	(f)
Government of Guatemala
4.88%	02/13/28	200,000	182,000	(f)
Government of Hungary
4.13%	02/19/18	326,000	322,740
4.75%	02/03/15	50,000	51,250
6.25%	01/29/20	67,000	71,523
7.63%	03/29/41	18,000	19,260	(a)
Government of Indonesia
4.88%	05/05/21	200,000	198,000	(a,f)
Government of Lithuania
6.13%	03/09/21	100,000	114,125	(f)
6.75%	01/15/15	100,000	106,571	(a,f)
Government of Mexico
4.75%	03/08/44	398,000	360,190	(a)
5.75%	10/12/49	72,000	67,680
6.05%	01/11/40	84,000	91,854	(a)
Government of Namibia
5.50%	11/03/21	200,000	202,000	(a,f)
Government of Nigeria
5.13%	07/12/18	200,000	203,000	(f)
Government of Panama
4.30%	04/29/53	126,000	97,335	(a)
6.70%	01/26/36	59,000	67,408	(a)
Government of Peru
6.55%	03/14/37	225,000	266,062	(a)
7.35%	07/21/25	100,000	127,750	(a)

Government of Philippines
4.00%	01/15/21	100,000	103,750	(a)
6.38%	01/15/32	200,000	234,250	(a)
Government of Poland
3.00%	03/17/23	220,000	201,520	(a)
5.00%	03/23/22	348,000	374,274	(a)
5.13%	04/21/21	20,000	21,750
6.38%	07/15/19	37,000	43,179
Government of Romania
4.38%	08/22/23	120,000	114,750	(a,f)
6.75%	02/07/22	146,000	166,469	(a,f)
Government of South Africa
6.25%	03/08/41	100,000	104,750	(a)
Government of Sri Lanka
6.25%	10/04/20	100,000	96,875	(f)
Government of Turkey
3.25%	03/23/23	853,000	735,712	(a)
6.88%	03/17/36	589,000	625,960	(a)
Government of Uruguay
4.50%	08/14/24	242,859	246,502
6.88%	09/28/25	88,004	102,525
Republic of Armenia
6.00%	09/30/20	200,000	197,200	(f)
Republic of Latvia
2.75%	01/12/20	200,000	189,585
Republic of Paraguay
4.63%	01/25/23	200,000	181,500	(f)
Republic of Serbia
5.25%	11/21/17	300,000	297,750	(a,f)
Russian Foreign Bond—Eurobond
7.50%	03/31/30	51,034	60,142
			8,823,637
Municipal Bonds and Notes—0.6%
American Municipal Power Inc.
6.27%	02/15/50	275,000	283,123
Denver City & County School District No 1
4.24%	12/15/37	370,000	339,220	(a)
Municipal Electric Authority of Georgia
6.64%	04/01/57	317,000	327,825	(a)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165,000	178,317	(a)
Port Authority of New York & New Jersey
4.46%	10/01/62	520,000	439,520	(a)
South Carolina State Public Service Authority
6.45%	01/01/50	200,000	218,072	(a)
State of California
5.70%	11/01/21	280,000	319,136	(a)
			2,105,213
FNMA—0.0% *
Lehman TBA
5.50%	TBA	239,317	—	(**,i,j)

Total Bonds and Notes (Cost $331,426,378)			328,061,203

Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. (Cost $429,525)		17,181	410,110

Total Investments in Securities (Cost $331,855,903)			328,471,313

Short-Term Investments—7.0%
GE Institutional Money Market Fund—Investment Class
0.00%			9,140,029	(k,l)
U.S. Treasury Bills
0.08%	10/24/13	$14,000,000	13,999,310	(k)

Total Short-Term Investments (Cost $23,139,339)			23,139,339

Total Investments (Cost $354,995,242)			351,610,652

Liabilities in Excess of Other Assets, net—(6.5)%			(21,326,266)

NET ASSETS—100.0%			$330,284,386

Other Information:

The Fund had the following long futures contracts open at September 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
2 Yr. U.S. Treasury Notes Futures	December 2013	102	$22,467,094	$54,148
5 Yr. U.S. Treasury Notes Futures	December 2013	151	18,278,078	214,366

				$268,514

The Fund had the following short futures contracts open at September 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
Ultra Long-Term U.S. Treasury Bond Futures	December 2013	106	$(15,061,937)	$(131,854)
10 Yr. U.S. Treasury Notes Futures	December 2013	230	(29,069,844)	(334,185)
30 Yr. U.S. Treasury Bond Futures	December 2013	111	(14,804,625)	(242,841)

				$(708,880)

				$(440,366)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2013, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2013.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to $45,796,841 or 13.87% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(g)	Step coupon bond.

(h)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par

(i)	Security is in default.

(j)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

(k)	Coupon amount represents effective yield.

(l)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of September 30, 2013.

*	Less than 0.05%

**	Amount is less than $0.50.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2013:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$53,177,899	$—	$53,177,899
	Agency Mortgage Backed	—	95,470,321	—	95,470,321
	Agency Collateralized Mortgage Obligations	—	3,521,998	—	3,521,998
	Asset Backed	—	1,428,100	—	1,428,100
	Corporate Notes	—	142,195,369	—	142,195,369
	Non-Agency Collateralized Mortgage Obligations	—	21,338,666	—	21,338,666
	Sovereign Bonds	—	8,823,637	—	8,823,637
	Municipal Bonds and Notes	—	2,105,213	—	2,105,213
	Domestic Equity	410,110	—	—	410,110
	Short-Term Investments	9,140,029	13,999,310	—	23,139,339

	Total Investments in Securities	$9,550,139	$342,060,513	$—	$351,610,652

	Other Financial Instruments*
	Futures Contracts—Unrealized Appreciation	$268,514	$—	$—	$268,514
	Futures Contracts—Unrealized Depreciation	(708,880)	—	—	(708,880)

	Total Other Financial Instruments	$(440,366)	$—	$—	$(440,366)

†	See Schedule of Investments for Industry Classification

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2013, information on the tax cost of investments was as follows:

Fund	Cost of Investment for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun Income Fund	$354,995,242	$4,978,266	$(8,362,856)	$(3,384,590)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 21, 2013

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: November 21, 2013